Derivative Instruments	12 Months Ended
Dec. 31, 2022
Derivative Instrument Detail [Abstract]
Derivative Instruments

(8) Derivative Instruments

The Company has entered into several derivative agreements with several banks to reduce the impact of changes in interest rates associated with its variable rate debt. Interest rate swap agreements involve payments by the Company to counterparties at fixed rate interest payments in return for receipts based on floating-rate amounts. The Company has also utilized forward starting interest rate swap agreements to reduce the impact of interest rate changes on anticipated future debt issuances. The Company has also utilized interest rate cap agreements, which place a ceiling on the Company’s exposure to rising interest rates, to manage interest rate risk exposure.

The counterparties to the Company’s interest rate swap agreements are highly rated financial institutions. In the unlikely event that the counterparties fail to meet the terms of the interest rate swap agreements, the Company’s exposure is limited to the interest rate differential on the notional amount at each monthly settlement period over the life of the agreements. The Company monitors its counterparties’ credit ratings on an on-going basis and does not anticipate any non-performance by the counterparties. The Company does not have any master netting arrangements with its counterparties.

The Company has utilized the income approach to measure at each balance sheet date the fair value of its derivative instruments on a recurring basis using observable (Level 2) market inputs. This approach represents the present value of future cash flows based upon current market expectations. The Company presents the fair value of derivative instruments, which are inclusive of counterparty risk, on a gross basis as separate line items on the consolidated balance sheets.

During the year ended December 31, 2021, the Company early terminated a total notional amount of $508,250 interest rate swaps not designated as cash flow hedges and entered into new interest rate swaps that were designated for as cash flow hedges. The Company paid a total settlement amount of $14,552, including accrued interest for the cancellation. As of December 31, 2022 and 2021, all of the Company’s interest rate swaps were designated as cash flow hedges for accounting purposes.

The following table summarizes the Company’s derivative instruments as of December 31, 2022:

Notional
Derivative instruments	amount
Interest rate swap contracts with several banks that were indexed to daily SOFR, with fixed rates between -0.02% and 3.84% per annum, amortizing notional amounts, with termination dates through November 30, 2032	$2,071,125
Interest rate cap contract with a bank that was indexed to daily SOFR, with fixed cap rate of 6.33% per annum, nonamortizing notional amounts, with a termination date of March 31, 2023	100,000
Total notional amount as of December 31, 2022 (1) (2)	$2,171,125

(1)
As of December 31, 2022, the Company completed its amendment of all interest rate swap contracts which were related with the replacement of LIBOR to SOFR due to the reference rate reform.

(2)
Excludes the Company’s interest rate swap contract with an effective date in a future period (“forward starting interest rate swap”). In February 2022, the Company entered into a forward starting interest rate swap with a bank that was indexed to daily SOFR and with an initial notional amount of $100,000. The Company pays a fixed rate at 1.96% and with an effective date of February 28, 2024 and termination date of February 28, 2034.

The following table summarizes the fair value of derivative instruments on the consolidated balance sheets as of December 31, 2022 and 2021:

Fair Values of Derivative Instruments
Assets (liabilities), net
Balance at December 31, 2020	$(29,188)
Change in derivative instruments designated as cash flow hedges	10,986
Reclassification of realized loss on derivative instruments designated as cash flow hedges for current year cash settlements	8,771
Unrealized gain on derivative instruments not designated as cash flow hedges	5,220
Cash settlements on early termination on interest rate swaps not designated as cash flow hedges	14,350
Balance at December 31, 2021	10,139
Change in derivative instruments designated as cash flow hedges	151,814
Reclassification of realized gain on derivative instruments designated as cash flow hedges for current year cash settlements	(12,709)
Balance at December 31, 2022	$149,244

Over the next twelve months, the Company expects to reclassify an estimated net gain of $55,087 related to the designated interest rate swap agreements from “accumulated other comprehensive income” in the consolidated statements of shareholders’ equity to “interest expense” in the consolidated statements of operations.

The following table summarizes the pre-tax impact of derivative instruments on the consolidated statements of operations and comprehensive income during the years ended December 31, 2022, 2021 and 2020:

		2022	2021	2020
Derivative instruments	Financial Statement Line Item
Non-designated	Realized loss on financial instruments, net	$—	$(5,408)	$(12,295)
Non-designated	Unrealized gain (loss) on financial instruments, net	$—	$5,220	$(6,044)
Designated	Other comprehensive income (loss)	$151,814	$10,986	$(12,307)
Designated	Interest income (expense)	$12,709	$(8,771)	$(2,806)